Fair Value Measurements - Schedule of Financial Instruments Recorded at Fair Value on Recurring Basis (Details) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent		$ 203,285
Total investments	$ 196,096
Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	3,506
Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent	190,054	203,285
Convertible promissory note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	2,536
Level 1
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent		203,285
Total investments	190,054
Level 1 | Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	0
Level 1 | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent	190,054	203,285
Level 1 | Convertible promissory note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	0
Level 2
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent		0
Total investments	0
Level 2 | Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	0
Level 2 | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent	0	0
Level 2 | Convertible promissory note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	0
Level 3
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent		0
Total investments	6,042
Level 3 | Warrants [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	3,506
Level 3 | Money market funds [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total cash equivalent	0	$ 0
Level 3 | Convertible promissory note [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total investments	$ 2,536